Schedule of Reconciliation of Cash (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Cash Flow Information
Cash and cash equivalents	$ 1,437,667	$ 514,140	$ 421,015	$ 121,273	$ 474,973